Employee Benefits - Schedule of Amounts of Defined Contribution Plan Recognized as Operating Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Contribution	¥ 4,266	¥ 3,910	¥ 3,459